Putnam Investments
                           One Post Office Square
                           Boston, MA 02109
                           February 3, 2005

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Tax Exempt Income Fund (Reg. No. 2-57165) (811-02675) (the
    "Fund") Post-Effective Amendment No. 37 to Registration Statement on
    Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 37 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on January 28, 2005.

Comments or questions concerning this certificate may be directed to Stephen J. Tate at 1-800-225-2465, ext. 11648.

                           Very truly yours,

                           PUTNAM TAX EXEMPT INCOME FUND

                           /s/ Charles E. Porter
                      By:  _______________________________________
                           Charles E. Porter
                           Executive Vice President, Associate Treasurer and Principal Executive Officer

cc: Jason P. Pogorelec, Esq., Ropes & Gray LLP